Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018	Jan. 01, 2017
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance		$ 13,790	$ 15,497	$ 15,457
Other comprehensive income (loss), before reclassifications		39	(10)	(107)
Reclassifications to Consolidated Statement of Income		37	63	99
Cumulative effect of accounting change					$ (47)	$ (31)
Net other comprehensive income (loss)		3	53	(8)
Balance		10,943	13,790	15,497
Interest-rate Derivatives Previously Subject to Hedge Accounting [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance		(35)	(37)	(42)
Other comprehensive income (loss), before reclassifications		0	0	0
Reclassifications to Consolidated Statement of Income		2	2	5
Net other comprehensive income (loss)		(5)	2	5
Balance		(40)	(35)	(37)
Pension and Other Postretirement Plans [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance		(303)	(354)	(341)
Other comprehensive income (loss), before reclassifications		39	(10)	(107)
Reclassifications to Consolidated Statement of Income		35	61	94
Net other comprehensive income (loss)		8	51	(13)
Balance		(295)	(303)	(354)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance		(338)	(391)	(383)
Cumulative effect of accounting change					(73)
Balance		$ (335)	$ (338)	$ (391)
Accounting Standards Update 2018-02 [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Cumulative effect of accounting change	[1]				(73)
Accounting Standards Update 2018-02 [Member] | Interest-rate Derivatives Previously Subject to Hedge Accounting [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Cumulative effect of accounting change	[1]				(7)
Accounting Standards Update 2018-02 [Member] | Pension and Other Postretirement Plans [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Cumulative effect of accounting change	[1]				$ (66)

[1]	Beginning January 1, 2018, the Company adopted ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. See Note 1—Summary of Significant Accounting Policies in the Notes to Consolidated Financial Statements for further information.